PW ASPEN FUND, L.L.C.
                              FINANCIAL STATEMENTS
                       WITH REPORT OF INDEPENDENT AUDITORS


                               FOR THE YEAR ENDED
                               DECEMBER 31, 2000

                              PW ASPEN FUND, L.L.C.
                              FINANCIAL STATEMENTS
                       WITH REPORT OF INDEPENDENT AUDITORS


                               FOR THE YEAR ENDED
                               DECEMBER 31, 2000



                                    CONTENTS




Report of Independent Auditors.................................................1

Statement of Assets, Liabilities and Members' Capital..........................2

Statement of Operations........................................................3

Statements of Changes in Members' Capital - Net Assets.........................4

Notes to Financial Statements..................................................5

Schedule of Portfolio Investments.............................................12

                                                  Report of Independent Auditors


To the Board of Directors of PW Aspen Fund, L.L.C.

We have audited the accompanying statement of assets, liabilities and members' capital of PW Aspen Fund, L.L.C., including the schedule of portfolio investments, as of December 31, 2000, and the related statements of operations and changes in members' capital - net assets for each of the periods presented therein. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of PW Aspen Fund, L.L.C. at December 31, 2000, and the results of its operations and changes in its members' capital - net assets for each of the indicated periods ended December 31, 2000, in conformity with accounting principles generally accepted in the United States.


                                                     /S/Ernst & Young LLP
New York, New York
February 15, 2001

                                                           PW ASPEN FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2000

--------------------------------------------------------------------------------

ASSETS

Investments in securities, at value (Cost $184,015,250)           $125,329,219
Cash and cash equivalents                                           14,079,457
Receivables:
  Investments sold, not settled                                        475,528
  Dividends                                                             70,608
  Interest                                                              49,747
--------------------------------------------------------------------------------

TOTAL ASSETS                                                       140,004,559
--------------------------------------------------------------------------------

LIABILITIES

Securities sold, not yet purchased, at value
   (Proceeds of sales $135,072)                                        134,081
Payables:
  Investments purchased, not settled                                   468,073
  Management fee                                                       152,211
  Professional fees                                                     52,323
  Administration expense                                                34,590
  Miscellaneous                                                         33,721
--------------------------------------------------------------------------------

TOTAL LIABILITIES                                                      874,999
--------------------------------------------------------------------------------

NET ASSETS                                                         139,129,560
--------------------------------------------------------------------------------

MEMBERS' CAPITAL - NET ASSETS

Represented by:
Capital contributions                                              221,959,203
Accumulated net investment loss                                     (2,048,118)
Accumulated net realized loss from investments                     (22,096,485)
Accumulated net unrealized depreciation from investments           (58,685,040)
--------------------------------------------------------------------------------

MEMBERS' CAPITAL - NET ASSETS                                     $139,129,560
--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                           PW ASPEN FUND, L.L.C.
                                                         STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                    YEAR ENDED DECEMBER 31, 2000

--------------------------------------------------------------------------------

INVESTMENT INCOME

  Dividend                                                        $    593,792
  Interest                                                             285,386
--------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                879,178
--------------------------------------------------------------------------------

EXPENSES

  Management fee                                                     2,088,090
  Administration expense                                               217,597
  Professional fees                                                    137,829
  Custody fee                                                          107,177
  Miscellaneous                                                         96,907
--------------------------------------------------------------------------------

TOTAL OPERATING EXPENSES                                             2,647,600

  Interest expense                                                      19,251
--------------------------------------------------------------------------------

TOTAL EXPENSES                                                       2,666,851
--------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                 (1,787,673)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED LOSS
              FROM INVESTMENTS

  Net realized loss from investments                               (22,446,350)
  Change in net unrealized appreciation(depreciation)
    from investments                                               (69,820,657)
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS                  (92,267,007)
--------------------------------------------------------------------------------

DECREASE IN MEMBERS' CAPITAL
              DERIVED FROM OPERATIONS                             $(94,054,680)
--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                           PW ASPEN FUND, L.L.C.
                          STATEMENTS OF CHANGES IN MEMBERS' CAPITAL - NET ASSETS
--------------------------------------------------------------------------------

                                                                                                          PERIOD FROM
                                                                                                       NOVEMBER 22, 1999
                                                                                   YEAR ENDED           (COMMENCEMENT OF
                                                                               DECEMBER 31, 2000      OPERATIONS) THROUGH
                                                                                                       DECEMBER 31, 1999
-------------------------------------------------------------------------------------------------------------------------

FROM INVESTMENT ACTIVITIES

  Net investment loss                                                             $ (1,787,673)             $ (260,444)
  Net realized gain(loss) from investments                                         (22,446,350)                349,865
  Change in net unrealized appreciation(depreciation) from investments             (69,820,657)             11,135,616
-------------------------------------------------------------------------------------------------------------------------

NET INCREASE(DECREASE) IN MEMBERS' CAPITAL
              DERIVED FROM OPERATIONS                                              (94,054,680)             11,225,037
-------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS

  Proceeds from Member subscriptions                                               184,595,376              36,313,827

  Proceeds from Manager subscriptions                                                        -               1,050,000
-------------------------------------------------------------------------------------------------------------------------

INCREASE IN MEMBERS' CAPITAL DERIVED
              FROM CAPITAL TRANSACTIONS                                            184,595,376              37,363,827
-------------------------------------------------------------------------------------------------------------------------


MEMBERS' CAPITAL AT BEGINNING OF PERIOD                                             48,588,864                       -
-------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT END OF PERIOD                                                $ 139,129,560            $ 48,588,864
-------------------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                           PW ASPEN FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2000

--------------------------------------------------------------------------------

     1.  ORGANIZATION

         PW Aspen Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on August 27, 1999. The Fund is registered under the Investment Company Act of 1940 (the "1940 Act") as a closed-end, non-diversified management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund pursues its investment objective by investing principally in publicly traded common stocks and other equity securities of U.S companies. The Fund also may invest in equity securities of foreign issuers and in bonds and other fixed-income securities of U.S. and foreign issuers. Operations of the Fund commenced on November 22, 1999.

         The Manager of the Fund is PW Aspen Management, L.L.C. (the "Manager"), a Delaware limited liability company. The Manager's capital account balance at December 31, 2000 and 1999 was $777,299 and $1,363,385,
         respectively. The Manager is a joint venture between PW Fund Advisor, L.L.C. ("PWFA") and Mark Advisors, L.L.C. ("MALLC"). PWFA is the managing Member of the Manager and is an indirect, wholly-owned subsidiary of UBS Americas Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Investment professionals employed by MALLC will manage the Fund's investment portfolio on behalf of the Manager under the oversight of PWFA's personnel. MALLC is also registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

         The Fund's Board of Directors (the "Directors"), has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged the Manager to provide investment advice to, and day-to-day management of, the Fund.

         Initial and additional applications for interests by eligible members may be accepted at such times as the Fund may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests. The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Manager expects that generally, it will recommend to the Directors that the Fund offer to repurchase interests from Members twice each year, in June and December. A Member's interest in the Fund can only be transferred or assigned with the approval of the Manager, which may be withheld in its sole and absolute discretion.

     2.  SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The

                                                           PW ASPEN FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2000

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis. Interest income is recorded on the accrual basis. Realized gains and losses from security and foreign currency transactions are calculated on the identified cost basis.

         Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

         a.   PORTFOLIO VALUATION

         Net asset value of the Fund will be determined as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

         Domestic exchange traded securities and securities included in the NASDAQ National Market System will be valued at their last composite sales prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite ask prices for securities sold short, as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sales prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices, in the case of securities held long, or ask prices, in the case of securities sold short, as reported by such exchange. Listed options will be valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other marketable securities for which market quotations are readily available will be valued at their bid prices, or ask prices in the case of securities sold short, as obtained from one or more dealers making markets for such securities. If market quotations are not readily available, the securities and options described above will be valued at fair value as determined in good faith by, or under the supervision of, the Directors. No securities owned by the Fund at December 31, 2000 were fair valued.

         Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units.

                                                           PW ASPEN FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2000

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         a.   PORTFOLIO VALUATION (CONTINUED)

         Debt securities with remaining maturities of 60 days or less, absent unusual circumstances, will be valued at amortized cost, so long as such valuation is determined by the Directors to represent fair value.

         All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

         On occasion, the values of such securities and exchange rates may be affected by events occurring between the time which determination of such values or exchange rates are made and the time that the net asset value of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Directors.

         Foreign-denominated assets may involve more risks than domestic transactions, including political and economic risk and regulatory risk. Risks may also arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

         The Fund does not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities held. Such fluctuations are included in net realized and unrealized gain or loss from investments. Net realized exchange gain or loss from foreign currency transactions represent net foreign exchange gain or loss from forward foreign currency contracts, disposition of foreign currencies, currency gain or loss realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income recorded on the Fund's accounting records and the U.
         S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange gain or loss arises from changes in value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates.

         b.   FUND EXPENSES

         The Fund will bear all expenses incurred in the business of the Fund, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; costs of computing the Fund's net asset value, including valuation services provided by third parties; costs of

                                                           PW ASPEN FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2000

--------------------------------------------------------------------------------


      2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         b.   FUND EXPENSES (CONTINUED)

         insurance; registration expenses; certain offering and organization costs; and expenses of meetings of Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors.

         c.   INCOME TAXES

         No provision for the payment of Federal, state or local income taxes has been provided. Each Member is individually required to report on its own tax returns its distributive share of the Fund's taxable income or loss.

     3.  MANAGEMENT FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND
         OTHER

         PWFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for such services, the Fund will pay PWFA a monthly management fee at an annual rate of 1.25% of the Fund's net assets, excluding assets attributable to the Manager's capital account (the "Fee"). The Fee will be paid to PWFA out of Fund assets and debited against the Members' capital accounts, excluding the Manager. A portion of the Fee will be paid by PWFA to MALLC.

         PaineWebber Incorporated ("PWI", a wholly owned subsidiary of UBS Americas Inc.) acts as a placement agent for the Fund, without special compensation from the Fund, and will bear its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

         The Fund may execute portfolio transactions through PWI and its affiliates. During the year ended December 31, 2000, PWI and its affiliates earned $17,392 in brokerage commissions from portfolio transactions executed on behalf of the Fund.

         The increase (or decrease) in Members' capital derived from operations (net profit or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis. At the end of the twelve month period following the admission of a Member to the Fund, and generally at the end of each fiscal year thereafter, the Manager is entitled to an incentive allocation (the "Incentive Allocation") of 20% of the net profits, if any, that would have been credited to the Member's capital account for such period. The Incentive Allocation will be made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. There was no Incentive Allocation recorded in the financial statements for the year ended December 31, 2000 or for the period ended December 31, 1999.

                                                           PW ASPEN FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2000

--------------------------------------------------------------------------------

     3. MANAGEMENT FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         Each Director, who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out-of-pocket expenses. Total amounts expensed related to Directors by the Fund for the year ended December 31, 2000 were $21,156.

         PFPC Trust Company (an affiliate of PNC Bank, NA) serves as the primary custodian of the Fund's assets and provides custodial services for the Fund. PFPC Trust Company entered into a service agreement whereby PNC Bank, NA provides securities clearance functions.

         PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Administrator and Accounting Agent to the Fund, and in that capacity provides certain accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon aggregate net assets of the Fund and other investment funds sponsored by UBS Americas, Inc. or its affiliates and reimbursement for out of pocket expenses.

     4.  SECURITIES TRANSACTIONS

         Aggregate purchases and proceeds from sales of common stocks for the year ended December 31, 2000, amounted to $328,032,542 and $164,025,890, respectively. Included in these amounts are proceeds from securities sold, not yet purchased amounting to $135,072 and purchases and sales of options amounting to $29,235,593 and $24,310,226, respectively.

         At December 31, 2000, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At December 31, 2000, accumulated net unrealized depreciation on investments was $58,685,040, consisting of $3,896,218 gross unrealized appreciation and $62,581,258 gross unrealized depreciation.

     5.  SHORT-TERM BORROWINGS

         The Fund has the ability to trade on margin and, in that connection, borrows funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges securities as collateral for the margin borrowings, which

                                                           PW ASPEN FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2000

--------------------------------------------------------------------------------

     5.  SHORT-TERM BORROWINGS (CONTINUED)

         are maintained in a segregated account held by the Custodian. For the year ended December 31, 2000, the Fund's average interest rate paid on borrowings was 7.38% and the average borrowings outstanding were $486,512. The Fund had no borrowings outstanding at December 31, 2000.

     6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR
         CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Fund may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward and futures contracts, options and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates.

         Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members' Capital.

         Securities sold, not yet purchased represents obligations of the Fund to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Fund's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members' Capital. The cash due from broker is primarily related to securities sold, not yet purchased; its use is therefore restricted until the securities are purchased.

         During the year ended December 31, 2000, the Fund did not trade any forward or futures contracts.

                                                           PW ASPEN FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2000

--------------------------------------------------------------------------------

     7.  FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for the periods indicated:


                                                                                              PERIOD FROM
                                                                                           NOVEMBER 22, 1999
                                                                                           (COMMENCEMENT OF
                                                                       YEAR ENDED             OPERATIONS)
                                                                     DECEMBER 31, 2000    TO DECEMBER 31, 1999
                                                                     -----------------    --------------------
         Ratio of net  investment  loss to  average  net  assets        -1.18%                  -6.22%*
         Ratio of total expenses to average net assets                   1.77%                   7.75%*
         Ratio of  operating  expenses to average net assets             1.75%                   7.61%*
         Portfolio turnover rate                                        92.75%                   5.13%
         Total return                                                  -44.03%**                23.90%**
         Average debt ratio                                               .32%                   2.42%



         *        Annualized.
         ** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after incentive allocation to the Manager, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.

                                                               PW ASPEN FUND LLC

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2000

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------

                 COMMON STOCK (88.71%)
                 ---------------------

                 ATHLETIC FOOTWEAR (0.92%)

        22,845   NIKE, Inc., Class B                               $  1,275,048
                                                                   ------------

                 BROADCAST SERVICES/PROGRAMMING (8.88%)

       607,636   AT&T Corp. - Liberty Media Group, Class A*           8,241,367
       182,660   Fox Entertainment Group, Inc., Class A*              3,265,048
        19,028   Grupo Televisa S.A. - Sponsored GDR*                   855,080
                                                                   ------------
                                                                     12,361,495
                                                                   ------------

                 CABLE TELEVISION (12.53%)

        66,716   Cablevision Systems Corp., Class A*                  5,666,724
        27,331   Charter Communications, Inc. Class A*                  620,086
        50,208   Comcast Corp., Class A*                              2,074,243
       191,105   Comcast Corp., Special Class A*                      7,978,634
        56,211   USA Networks, Inc.*                                  1,092,629
                                                                   ------------
                                                                     17,432,316
                                                                   ------------

                 CELLULAR TELECOMMUNICATIONS (2.68%)

        43,881   Sprint Corp. (PCS Group)*                              896,840
        74,878   Vodafone Group PLC - Sponsored ADR                   2,681,606
         1,431   VoiceStream Wireless Corp.*                            143,994
                                                                   ------------
                                                                      3,722,440
                                                                   ------------

                 COMMERCIAL SERVICES (1.01%)

       145,727   Cendant Corp.*                                       1,402,622
                                                                   ------------

                 COMPUTERS (0.50%)

        40,141   Dell Computer Corp.*                                   699,979
                                                                   ------------


   The preceeding notes are an integral part of these financial statements.  12

                                                               PW ASPEN FUND LLC

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2000

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------

                 COMMON STOCK (CONTINUED)
                 ------------------------

                 COMPUTERS - MEMORY DEVICES (2.36%)

        49,424   EMC Corp.*                                        $  3,286,696
                                                                   ------------

                 DECISION SUPPORT SOFTWARE (0.11%)

         4,542   Wind River Systems, Inc.*                              154,996
                                                                   ------------

                 E - COMMERCE/ PRODUCTS (0.45%)

        38,856   Amazon.com, Inc.*                                      604,716
        48,031   Webvan Group, Inc.*                                     22,527
                                                                   ------------
                                                                        627,243
                                                                   ------------

                 E - COMMERCE/ SERVICES (0.34%)

         4,354   eBay, Inc.*                                            143,682
         1,163   HomeStore.com, Inc.                                     23,405
        35,914   Ticketmaster Online - CitySearch, Inc., Class B*       300,780
                                                                   ------------
                                                                        467,867
                                                                   ------------

                 ELECTRONIC COMPONENTS - SEMICONDUCTORS (0.61%)

        10,097   Broadcom Corp., Class A*                               848,148
                                                                   ------------

                 ENTERPRISE SOFTWARE/ SERVICES (3.73%)

       178,393   Oracle Corp.*                                        5,184,636
                                                                   ------------

                 ENTERTAINMENT SOFTWARE (2.55%)

        83,384   Electronic Arts, Inc.*                               3,554,243
                                                                   ------------


   The preceeding notes are an integral part of these financial statements.  13

                                                               PW ASPEN FUND LLC

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2000

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------

                 COMMON STOCK (CONTINUED)
                 ------------------------

                 FINANCE - INVESTMENT BANKER/BROKER (2.25%)

        29,242   The Goldman Sachs Group, Inc.                     $  3,127,081
                                                                   ------------

                 HOTELS & MOTELS (2.20%)

        86,797   Starwood Hotels & Resorts Worldwide, Inc.            3,059,594
                                                                   ------------

                 INTERNET CONTENT - ENTERTAINMENT (0.07%)

        17,212   SportsLine.com, Inc.*                                   91,447
                                                                   ------------

                 INTERNET CONTENT - INFORMATION/ NETWORK (0.00%)

           386   iVillage, Inc.*                                            410
                                                                   ------------

                 INTERNET INFRASTRUCTURE SOFTWARE (0.73%)

        54,785   Inktomi Corp.*                                         979,282
         8,421   Xcelera, Inc.*                                          31,057
                                                                   ------------
                                                                      1,010,339
                                                                   ------------

                 INTERNET SECURITY (3.01%)

        56,451   VeriSign, Inc.*                                      4,187,987
                                                                   ------------

                 LEISURE & RECREATION/GAMING PRODUCTS (0.00%)

         4,032   AMF Bowling, Inc.*                                         274
                                                                   ------------

                 MULTIMEDIA (13.01%)

       136,894   Gemstar-TV Guide International, Inc.*                6,314,236
        44,685   The News Corp., Ltd. - Sponsored ADR                 1,441,091
        85,874   Time Warner, Inc.                                    4,486,058
       125,308   Viacom, Inc., Class B*                               5,858,149
                                                                   ------------
                                                                     18,099,534
                                                                   ------------


   The preceeding notes are an integral part of these financial statements.  14

                                                               PW ASPEN FUND LLC

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2000

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------

                 COMMON STOCK (CONTINUED)
                 ------------------------

                 NETWORK SOFTWARE (0.28%)

        24,308   OTG Software, Inc.*                               $    392,355
                                                                   ------------

                 NETWORKING PRODUCTS (0.89%)

         3,711   Juniper Networks, Inc.*                                467,820
        11,981   Network Appliance, Inc.*                               769,037
                                                                   ------------
                                                                      1,236,857
                                                                   ------------

                 RADIO (0.02%)

         1,689   XM Satellite Radio Holdings, Inc., Class A*             27,130
                                                                   ------------

                 REITS - DIVERSIFIED (2.40%)

        87,049   Vornado Realty Trust                                 3,335,108
                                                                   ------------

                 REITS - OFFICE PROPERTY (2.25%)

        71,896   Boston Properties, Inc.                              3,127,476
                                                                   ------------

                 REAL ESTATE OPERATING/DEVELOPMENT (0.01%)

         6,116   Vornado Operating, Inc.*                                12,617
                                                                   ------------

                 RETAIL - RESTAURANTS (2.20%)

        90,104   McDonald's Corp.                                     3,063,536
                                                                   ------------

                 SATELLITE TELECOMMUNICATIONS (0.01%)

        18,199   Globalstar Telecommunications, Ltd.*                    16,488
                                                                   ------------


   The preceeding notes are an integral part of these financial statements.   15

                                                               PW ASPEN FUND LLC

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2000

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------

                 COMMON STOCK (CONTINUED)


                 TELECOMMUNICATIONS EQUIPMENT (8.75%)

       148,170   QUALCOMM, Inc.*,**                                $ 12,177,796
                                                                   ------------

                 TELECOMMUNICATIONS SERVICES (1.80%)

        26,616   Asia Global Crossing, Ltd.                             174,681
       140,115   Global Crossing, Ltd.*                               2,005,466
        44,121   GT Group Telecom, Inc., Class B*                       330,908
                                                                   ------------
                                                                      2,511,055
                                                                   ------------

                 TELEPHONE - INTEGRATED (6.01%)

        44,707   AT&T Corp.                                             771,196
       128,583   Cox Communications, Inc., Class A*                   5,987,210
        67,146   NTL, Inc.*                                           1,607,359
                                                                   ------------
                                                                      8,365,765
                                                                   ------------

                 WEB HOSTING/ DESIGN (1.99%)

       138,463   Exodus Communications, Inc.*                         2,769,260
                                                                   ------------

                 WEB PORTALS/ INTERNET SERVICE PROVIDER (2.60%)

       176,009   America Online Latin America, Inc.                     473,112
        44,423   America Online, Inc.*                                1,545,920
        52,721   At Home Corp., Series A*                               291,600
        43,401   Yahoo!, Inc.*                                        1,304,764
                                                                   ------------
                                                                      3,615,396
                                                                   ------------

                 WIRELESS EQUIPMENT (1.56%)

       134,730   Loral Space & Communications, Ltd.*                    429,519
        85,925   Motorola, Inc.                                       1,739,981
                                                                   ------------
                                                                      2,169,500
                                                                   ------------

                 TOTAL COMMON STOCK (COST $180,838,744)             123,414,734
                                                                   ------------



   The preceeding notes are an integral part of these financial statements.  16

                                                               PW ASPEN FUND LLC

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2000

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------


                 PREFERRED STOCK (1.03%)
                 -----------------------

                 MULTIMEDIA (1.03%)

        49,209   The News Corp., Ltd. - Sponsored ADR              $  1,430,161
                                                                   ------------

                 TOTAL PREFERRED STOCK (COST $2,385,729)              1,430,161
                                                                   ------------

                 CALL OPTIONS (0.25%)
                 --------------------

                 DIVERSIFIED FINANCIAL (SERVICES) (0.04%)

            40   Morgan Stanley Dean Witter & Co., 01/20/01, $70.00      48,000
                                                                   ------------

                 FINANCE-INVESTMENT BANKER/BROKER (0.06%)

            40   Goldman Sachs Group, Inc., 01/20/01, $85.00             91,000
                                                                   ------------

                 NETWORKING PRODUCTS (0.06%)

            20   Network Appliance, Inc., 01/20/01, $50.00               32,250
            60   Network Appliance, Inc., 01/20/01, $60.00               57,750
                                                                   ------------
                                                                         90,000
                                                                   ------------

                 WEB PORTALS/ INTERNET SERVICE PROVIDER (0.09%)

           443   America Online, Inc., 01/20/01, $35.00                 121,825
                                                                   ------------

                 TOTAL CALL OPTIONS (COST $704,259)                     350,825
                                                                   ------------

                 PUT OPTIONS (0.10%)
                 -------------------

                 ATHLETIC FOOTWEAR (0.03%)

            40   Nike, Inc. Class B, 01/20/01, $65.00                    37,500
                                                                   ------------


   The preceeding notes are an integral part of these financial statements.   17

                                                               PW ASPEN FUND LLC

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2000

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------

                 PUT OPTIONS (CONTINUED)
                 -----------------------

                 STOCK INDEX (0.07%)

           120   S&P 100 Index, 01/20/01, $660.00                  $     96,000
                                                                   ------------

                 TOTAL PUT OPTIONS (COST $86,518)                       133,500
                                                                   ------------

                 COMMON STOCK SOLD, NOT YET PURCHASED ((0.10)%)
                 ----------------------------------------------

                 TELEPHONE - INTEGRATED ((0.10)%)

         4,584   Deutsche Telekom AG                                   (134,082)
                                                                   ------------

                 TOTAL COMMON STOCK SOLD, NOT YET PURCHASED
                 (PROCEEDS  $135,072)                                  (134,082)
                                                                   ------------

                 TOTAL INVESTMENTS -- 89.99% (Cost $183,880,178)    125,195,138
                                                                   ------------
                 OTHER ASSETS IN EXCESS OF LIABILITIES -- 10.01%     13,934,422
                                                                   ------------
                 TOTAL NET ASSETS -- 100.00%                       $139,129,560
                                                                   ============


*  Non-income producing security
** Partially or wholly held ($11,506,320, total market value) in a pledged account by the Custodian as collateral for securites sold, not yet purchased


   The preceeding notes are an integral part of these financial statements.   18